Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of Deferred Income Tax Liabilities

Deferred income tax liabilities comprise:

	2021	2022	2023

Vacation reserve, accrued bonuses and share-based compensation	779	873	1,242
Property, equipment and intangible assets	(3,263)	(4,078)	(4,012)
Other	17	-	527

Net deferred tax liability	(2,467)	(3,205)	(2,243)

Summary between Net Income before Tax and Income Tax Expenses

Relationships between net income before tax and income tax expenses are explained as follows:

	2021	2022	2023

Net income before tax	528,802	720,574	1,022,004

Tax at the statutory tax rate of 20%	(105,760)	(144,115)	(204,400)
Non-taxable income	12,303	12,892	38,038
Adjustment recognized in the period for current tax of prior periods	1,626	315	-
Non-deductible expense	(1,757)	(822)	(6,872)

Income tax expense	(93,588)	(131,730)	(173,234)

Current income tax expense	(95,066)	(131,307)	(174,196)
Adjustment recognized in the period for current tax of prior periods	1,626	315	-
Deferred income tax benefit/(expense)	(148)	(738)	962

Income tax expense	(93,588)	(131,730)	(173,234)

Summary of Net Deferred Tax Liability

	2021	2022	2023

Net deferred tax liability:
At the beginning of the period	(2,319)	(2,467)	(3,205)
Change in deferred income tax balances recognized in profit or loss	(148)	(738)	962

At the end of the period	(2,467)	(3,205)	(2,243)